Consolidated Statement of Financial Position - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents		$ 3,174,700	$ 4,083,735
Trade and other receivables		1,288,513	1,203,249
Other assets		356,782	230,094
Total current assets		4,819,995	5,517,078
Non-current assets
Property, plant and equipment		380,018	395,999
Right of use assets		314,596	406,673
Intangible assets		3,720,272	2,235,180
Total non-current assets		4,414,886	3,037,852
Total assets		9,234,881	8,554,930
Current liabilities
Trade and other payables		2,507,573	1,454,241
Borrowings	[1]	301,600	308,100
Provisions		214,465	473,006
Accrued expenses		512,611	511,848
Lease liabilities		85,165	32,672
Contract and other liabilities		152,211	137,342
Total current liabilities		3,773,625	2,917,209
Non-current liabilities
Lease liabilities		332,578	417,744
Provisions		48,271	25,988
Accrued expenses		90,450	76,504
Total non-current liabilities		471,299	520,236
Total liabilities		4,244,924	3,437,445
Net assets		4,989,957	5,117,485
Equity
Issued capital		47,930,486	45,038,037
Reserves		2,404,933	5,306,475
Accumulated losses		(45,345,462)	(45,227,027)
Total equity		$ 4,989,957	$ 5,117,485

[1]	On 7 December 2022, our shareholders authorized at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (“Reverse Share Split”). No fractional ordinary shares were issued in connection with the Reverse Share Split and all fractional interests were rounded up to the nearest whole number. Issued and outstanding warrants and performance rights were split on the same basis.